Summary of Significant Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of residual value rate and useful life of property and equipment
Category	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years